Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended		52 Months Ended
	Aug. 28, 2020	Apr. 30, 2017	Dec. 29, 2019	Dec. 30, 2018	Dec. 29, 2020	Sep. 27, 2020	Aug. 31, 2020
Class of Stock [Line Items]
Preferred stock, authorized to issue			8,192,876	8,192,876		0
Redeemable convertible preferred stock (Series B, Series C and Series D), par value			$ 0.0001	$ 0.0001		$ 0.0001
Payments of stock issuance costs			$ 903
Preferred stock convertible into common stock conversion ratio			100.00%
Preferred stock, redemption terms					The holders of the Company's Preferred Stock have no voluntary rights to redeem shares. A liquidation, dissolution or winding up of the Company would constitute a redemption event, which may be outside of the Company's control.
Preferred stock, voluntary rights to redeem shares					No
Preferred Stock, Shares Issued			5,702,034	5,702,034
Percentage of preferred shares hold			80.00%	80.00%
Shares issued upon conversion of preferred stock				8,192,876
Preferred stock, shares outstanding	0
Minimum [Member]
Class of Stock [Line Items]
Percentage of vote or written consent of holders of outstanding shares of preferred stock for conversion			66.66%
Series D Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue		3,000,392	3,000,392
Redeemable convertible preferred stock (Series B, Series C and Series D), par value		$ 3.7013
Gross proceeds from issuance of preferred shares		$ 11,105
Payments of stock issuance costs		$ 85
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue				3,000,392
Liquidation preference, per share			$ 6.48
Shares issued upon conversion of preferred stock				3,000,392
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue				2,728,018
Liquidation preference, per share			3.30
Shares issued upon conversion of preferred stock				2,728,018
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue				2,464,466
Liquidation preference, per share			$ 4.87
Shares issued upon conversion of preferred stock				2,464,466
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue			2,728,018
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized to issue			2,464,466
IPO
Class of Stock [Line Items]
Preferred stock convertible into common stock conversion ratio	100.00%
Shares issued upon conversion of preferred stock	8,192,876						8,192,876
Preferred stock, shares outstanding							0